Fair Value Measurements - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Foreign bonds [Member] | Japanese bonds [Member]
Statements [Line Items]
Percentage of total investment in bonds	41.00%	32.00%
Foreign bonds [Member] | US European and other bonds [Member]
Statements [Line Items]
Percentage of total investment in bonds	59.00%	68.00%
Other equity securities [Member]
Statements [Line Items]
Non-current assets or disposal groups classified as held for sale	¥ 20,799
Other equity securities [Member] | Listed stocks on the Japanese stock markets [Member]
Statements [Line Items]
Percentage of total investment in stocks	78.00%	79.00%
Public and corporate bonds [Member]
Statements [Line Items]
Non-current assets or disposal groups classified as held for sale	¥ 19,447
Derivative financial instruments [Member]
Statements [Line Items]
Gains Losses On Derivative Transactions	37,445	¥ (80,831)	¥ (267,190)
Non-current assets held for sale [member]
Statements [Line Items]
Assets (liabilities)	¥ 21,322